EARNING PER SHARE (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) category $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares
Numerator
Profit/ (Loss) for the year (basic EPS) | $	$ (55,416,054)	$ 4,275,688	$ 18,779,876
Profit/ (Loss) for the year (diluted EPS) | $	$ (55,416,054)	$ 4,275,688	$ 18,779,876
Denominator
Weighted average number of shares (basic EPS) | shares	63,228,240	62,840,129	62,146,082
Weighted average number of shares (diluted EPS) | shares	63,228,240	63,485,432	63,185,508
Basic profit/ (loss) attributable to ordinary equity holders of the parent | $ / shares	$ (0.8764)	$ 0.068	$ 0.3022
Diluted profit/ (loss) attributable to ordinary equity holders of the parent | $ / shares	$ (0.8764)	$ 0.0673	$ 0.2972
Number of categories of dilutive shares | category	2